SCHEDULE OF REAL ESTATE ASSETS AND LEASE INTANGIBLES, NET (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2026		Dec. 31, 2025		Dec. 31, 2024
Real estate assets owned		$ 100,494,606		$ 108,649,704		$ 127,596,500
Genesis Plaza [Member]
Geographic location		San Diego, CA	[1]	San Diego, CA
Real estate assets owned		$ 7,154,860	[1]	$ 7,274,600	[1]	7,363,571
Dakota Center [Member]
Geographic location		Fargo, ND	[2]	Fargo, ND	[3]
Real estate assets owned			[2]	$ 4,861,267	[2],[3]	8,154,951	[3]
Grand Pacific Center [Member]
Geographic location		Bismarck, ND		Bismarck, ND	[4]
Real estate assets owned		$ 7,991,440		$ 8,082,202	[4]	8,413,926	[4]
Arapahoe Center [Member]
Geographic location		Centennial, CO		Centennial, CO
Real estate assets owned		$ 8,752,279		$ 8,874,198		9,298,534
West Fargo Industrial [Member]
Geographic location		Fargo, ND		Fargo, ND
Real estate assets owned		$ 6,355,397		$ 6,404,774		6,599,953
The 300 NP [Member]
Geographic location		Fargo, ND
Real estate assets owned		$ 1,925,488		$ 1,949,040		1,963,000
One Park Center [Member]
Geographic location		Westminster, CO		Westminster, CO
Real estate assets owned		$ 5,637,002		$ 5,740,065		5,580,950
Shea Center II [Member]
Geographic location		Highlands Ranch, CO	[5]	Highlands Ranch, CO	[6]
Real estate assets owned		$ 15,978,009	[5]	$ 16,249,498	[5],[6]	18,820,370	[6]
Mandolin [Member]
Geographic location		Houston, TX	[7]	Houston, TX	[8]
Real estate assets owned		$ 4,485,923	[7]	$ 4,508,851	[7],[8]	4,600,562	[8]
Baltimore [Member]
Geographic location		Baltimore, MD		Baltimore, MD
Real estate assets owned		$ 7,960,570		$ 8,016,747		8,241,456
Presidio Property Trust Inc Properties [Member]
Real estate assets owned		$ 66,240,968		71,961,242		90,180,500
Model Home Properties [Member]
Geographic location	[9]	AZ, TN, TX, AL
Real estate assets owned		$ 34,253,639	[9]	$ 36,688,462	[9],[10]	37,416,000	[10]
Union Town Center [Member]
Geographic location				Colorado Springs, CO
Real estate assets owned						8,922,943
The 300N.P [Member]
Geographic location				Fargo, ND
Research Parkway [Member]
Geographic location	[4]			Colorado Springs, CO
Real estate assets owned	[4]					$ 2,220,284

[1]	Genesis Plaza is owned by two tenants-in-common, NetREIT Genesis and NetREIT Genessis II, each of which own 57% and 43%, respectively, and we beneficially own an aggregate of 92.0%, based on our ownership of each entity. We have 100% ownership of NetREIT Genesis and 81.5% ownership of NetREIT Genesis II, and we have control of both entities. During July 2024, the Company completed a minority ownership conversion option as result of a death in a noncontrolling trust within NetREIT Genesis II. The Company issued the trust 86,232 shares of SQFT Series A Common Stock in exchange for their 36.4% ownership in NetREIT Genesis II, as per the original exchange agreement.
[2]	The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. On January 14, 2026, the Company completed the disposition of the Dakota Center property securing nonrecourse mortgage debt that had been in default. The lender controlled and approved the disposition process and accepted the proceeds from the sale in full satisfaction of the outstanding debt obligation. The Company recognized a gain on disposition of approximately $3.5 million, consisting primarily of the extinguishment of nonrecourse debt obligations and derecognition of the related net liabilities associated with the property
[3]	The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. At December 31, 2025, the property was included in the real estate assets held for sale, net on the consolidated balance sheet. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. In connection with the approved sale, we have impaired the property’s book value and recorded an impairment charge of approximately $3.5 million for the year ended December 31, 2025. The sale was completed on January 14, 2026.
[4]	During February 2025, Union Town Center and Research Parkway were sold to a single buyer for a combined total of approximately $15.9 million, net of selling costs, and recognized a net gain of approximately $4.5 million, net of closing costs.
[5]	During January 2026, the Company received notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. On February 13, 2026, the Company received notification that the Shea Center II property governed by the non-recourse loan agreement was moved into receivership and the lender has started the foreclosure process. The foreclosure sale and public auction is scheduled for June 17, 2026. The lender holds approximately $2.4 million in restricted cash, some of which is being utilized by the receiver to operate the property. Additionally, during the three months ended March 31, 2026 and 2025, Shea Center II was listed as held for sale, related to the foreclosure sale and impaired approximately $0.4 million.
[6]	During the year ended December 31, 2025, the Company impaired Shea Center II for a total of approximately $2.5 million after low property occupancy triggered a cash management event under the terms of the loan agreement. Subsequent to the year ended December 31, 2025, the Company received notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. The Company has received notification that the Shea Center II property governed by this agreement will be moved into receivership, which will fulfill its obligation for this non-recourse loan.
[7]	A portion of the proceeds from the sale of Highland Court were used in like-kind exchange transactions pursued under Section 1031 of the Code for the acquisition of our Mandolin property. Mandolin is owned by NetREIT Palm Self-Storage LP, through its wholly owned subsidiary, NetREIT Highland LLC, and the Company is the sole general partner and owns 61.3% of NetREIT Palm Self-Storage LP.
[8]	A portion of the proceeds from the sale of Highland Court were used in like-kind exchange transactions pursued under Section 1031 of the Code for the acquisition of our Mandolin property. Mandolin is owned by NetREIT Palm Self-Storage LP, through its wholly owned subsidiary, NetREIT Highland LLC, and the Company is the sole general partner and owns 61.3% of NetREIT Palm Self-Storage LP.
[9]	Includes Model Homes listed as held for sale as of March 31, 2026 and December 31, 2025. During the three months ended March 31, 2026, we recorded an impairment charge for model homes totaling $524,373, which reflects the estimated sales prices for these specific model homes. The short hold period, less than two years, and the builder changing their model style after we purchased the homes, contributed to the lower-than-expected sales price.
[10]	Includes Model Homes listed as held for sale as of December 31, 2025 and December 31, 2024. During the year ended December 31, 2025, we recorded impairment charges for model homes of approximately $0.3 million, which reflects the estimated sales prices for these specific model homes; for the same period in 2024, we recorded $0.4 million in impairment. The short hold period, less than two years, and the builder changing their model style after we purchased the homes, contributed to the lower-than-expected sales price. As of December 31, 2025, we had model home properties held for sale in Alabama, Arizona, Tennessee, and Texas. As of December 31, 2024, we had model home properties held for sale in Arizona, Florida, and Texas.